Shareholders' Equity - Additional Information (Detail)			3 Months Ended	9 Months Ended	12 Months Ended
	Jul. 01, 2019 shares	Jun. 30, 2019 shares	Sep. 30, 2019 Vote $ / shares shares	Sep. 30, 2019 Vote $ / shares shares	Dec. 31, 2018 Vote $ / shares shares	Dec. 31, 2014 $ / shares shares	Sep. 30, 2018 shares	Jun. 30, 2018 shares	Dec. 31, 2017 $ / shares shares	Dec. 31, 2016 shares
Class of Stock [Line Items]
Convertible preferred stock outstanding			0	0	92,790,094				92,656,029
Preferred stock, shares authorized			10,000,000	10,000,000	0
Preferred stock, par value | $ / shares			$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares outstanding			0	0	0
Common stock authorized			340,000,000	340,000,000	131,000,000				131,000,000
Common stock par value | $ / shares			$ 0.0001	$ 0.0001	$ 0.0001				$ 0.0001
Common stock voting rights description				Holders of our common stock are entitled to one vote for each share of common stock held.	Holders of our common stock are entitled to one vote for each share of common stock held.
Number of vote for each share | Vote			0	0	0
Common stock outstanding			124,316,080	124,316,080	12,841,536				12,208,731
Warrants issued to purchase stock			56,875	56,875
Warrants issued to purchase stock			56,875	56,875
Common Stock
Class of Stock [Line Items]
Warrants issued to purchase stock			20,000	20,000	20,000
Warrant exercisable term				10 years	10 years
Weighted-average exercise price of warrants | $ / shares			$ 0.37	$ 0.37	$ 0.37
Exercise price of warrants | $ / shares			$ 0.45	$ 0.45	$ 0.45
Stock issued during period, common stock	54,792		54,792	54,792
Warrants issued to purchase stock			20,000	20,000	20,000
Warrant exercisable term				10 years	10 years
Weighted-average exercise price of warrants | $ / shares			$ 0.37	$ 0.37	$ 0.37
Common Stock | Maximum
Class of Stock [Line Items]
Warrants issued to purchase stock			55,032	55,032	55,032
Warrants issued to purchase stock			55,032	55,032	55,032
Series C Convertible Preferred Stock
Class of Stock [Line Items]
Warrants issued to purchase stock						56,875
Warrant exercisable term						7 years
Weighted-average exercise price of warrants | $ / shares						$ 2.64
Warrants issued to purchase stock						56,875
Warrant exercisable term						7 years
Weighted-average exercise price of warrants | $ / shares						$ 2.64
Convertible Preferred Stock
Class of Stock [Line Items]
Conversion of convertible preferred stock		93,039,737
Convertible preferred stock outstanding		93,039,737	93,039,737	93,039,737	92,790,094		92,790,094	92,790,094	92,656,029	87,797,854